Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000011236 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000011236 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%	[1]
C000011236 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%	[1]
C000011236 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[1]
C000011236 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[1]
C000011236 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[1]
C000011236 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
C000011236 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000011236 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000011236 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
C000011236 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000011236 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000011236 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
C000011238 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000011238 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%	[2]
C000011238 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%	[2]
C000011238 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[2]
C000011238 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[2]
C000011238 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[2]
C000011238 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[2]
C000011238 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000011238 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
C000011238 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[2]
C000011238 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000011238 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000011238 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[2]
C000035166 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000035166 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%	[3]
C000035166 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%	[3]
C000035166 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[3]
C000035166 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[3]
C000035166 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[3]
C000035166 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[3]
C000035166 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000035166 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000035166 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3]
C000035166 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[3]
C000035166 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[3]
C000035166 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[3]
C000040918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[4]
C000040918 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%	[4]
C000040918 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%	[4]
C000040918 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[4]
C000040918 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[4]
C000040918 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[4]
C000040918 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[4]
C000040918 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000040918 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000040918 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[4]
C000040918 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[4]
C000040918 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[4]
C000040918 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[4]
C000040919 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[5]
C000040919 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%	[5]
C000040919 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%	[5]
C000040919 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[5]
C000040919 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[5]
C000040919 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[5]
C000040919 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[5]
C000040919 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000040919 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000040919 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[5]
C000040919 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[5]
C000040919 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[5]
C000040919 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[5]
C000040920 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[6]
C000040920 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%	[6]
C000040920 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%	[6]
C000040920 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[6]
C000040920 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[6]
C000040920 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[6]
C000040920 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[6]
C000040920 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
C000040920 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[6]
C000040920 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[6]
C000040920 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[6]
C000040920 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[6]
C000040920 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[6]
C000148302 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[7]
C000148302 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%	[7]
C000148302 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%	[7]
C000148302 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[7]
C000148302 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[7]
C000148302 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[7]
C000148302 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[7]
C000148302 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000148302 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[7]
C000148302 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[7]
C000148302 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[7]
C000148302 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[7]
C000148302 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[7]
C000011243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[8]
C000011243 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%	[8]
C000011243 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%	[8]
C000011243 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[8]
C000011243 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[8]
C000011243 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[8]
C000011243 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[8]
C000011243 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[8]
C000011243 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[8]
C000011243 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[8]
C000011243 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[8]
C000011243 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[8]
C000011243 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[8]
C000185805 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[9]
C000185805 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%	[9]
C000185805 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%	[9]
C000185805 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[9]
C000185805 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[9]
C000185805 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[9]
C000185805 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[9]
C000185805 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[9]
C000185805 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[9]
C000185805 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[9]
C000185805 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[9]
C000185805 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[9]
C000185805 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[9]
C000011245 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[10]
C000011245 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%	[10]
C000011245 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[10]
C000011245 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[10]
C000011245 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%	[10]
C000011245 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[10]
C000011245 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[10]
C000011245 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%	[10]
C000011245 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[10]
C000011245 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[10]
C000011245 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[10]
C000011245 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[10]
C000011245 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[10]
C000011245 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[10]
C000011247 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[11]
C000011247 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%	[11]
C000011247 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[11]
C000011247 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[11]
C000011247 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%	[11]
C000011247 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[11]
C000011247 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[11]
C000011247 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%	[11]
C000011247 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[11]
C000011247 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[11]
C000011247 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[11]
C000011247 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[11]
C000011247 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[11]
C000011247 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[11]
C000035167 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[12]
C000035167 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%	[12]
C000035167 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[12]
C000035167 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[12]
C000035167 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%	[12]
C000035167 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[12]
C000035167 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[12]
C000035167 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%	[12]
C000035167 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[12]
C000035167 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[12]
C000035167 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[12]
C000035167 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[12]
C000035167 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[12]
C000035167 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[12]
C000040921 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[13]
C000040921 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%	[13]
C000040921 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[13]
C000040921 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[13]
C000040921 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%	[13]
C000040921 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[13]
C000040921 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[13]
C000040921 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%	[13]
C000040921 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[13]
C000040921 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[13]
C000040921 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[13]
C000040921 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[13]
C000040921 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[13]
C000040921 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[13]
C000040922 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[14]
C000040922 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%	[14]
C000040922 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[14]
C000040922 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[14]
C000040922 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%	[14]
C000040922 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[14]
C000040922 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[14]
C000040922 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%	[14]
C000040922 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[14]
C000040922 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[14]
C000040922 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[14]
C000040922 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[14]
C000040922 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[14]
C000040922 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[14]
C000040923 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[15]
C000040923 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%	[15]
C000040923 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[15]
C000040923 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[15]
C000040923 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%	[15]
C000040923 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[15]
C000040923 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[15]
C000040923 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%	[15]
C000040923 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[15]
C000040923 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[15]
C000040923 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[15]
C000040923 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[15]
C000040923 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[15]
C000040923 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[15]
C000148303 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[16]
C000148303 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%	[16]
C000148303 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[16]
C000148303 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[16]
C000148303 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%	[16]
C000148303 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[16]
C000148303 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[16]
C000148303 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%	[16]
C000148303 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[16]
C000148303 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[16]
C000148303 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[16]
C000148303 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[16]
C000148303 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[16]
C000148303 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[16]
C000011252 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[17]
C000011252 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%	[17]
C000011252 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[17]
C000011252 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[17]
C000011252 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%	[17]
C000011252 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[17]
C000011252 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[17]
C000011252 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%	[17]
C000011252 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[17]
C000011252 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[17]
C000011252 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[17]
C000011252 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[17]
C000011252 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[17]
C000011252 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[17]
C000185807 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[18]
C000185807 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%	[18]
C000185807 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[18]
C000185807 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[18]
C000185807 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%	[18]
C000185807 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[18]
C000185807 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[18]
C000185807 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%	[18]
C000185807 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[18]
C000185807 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[18]
C000185807 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[18]
C000185807 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[18]
C000185807 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[18]
C000185807 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[18]
C000172557 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[19]
C000172557 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[19]
C000172557 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[19]
C000172557 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[19]
C000172557 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[19]
C000172557 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[19]
C000172557 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[19]
C000172557 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[19]
C000172557 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[19]
C000172557 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[19]
C000172557 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[19]
C000172557 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[19]
C000172557 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[19]
C000172558 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[20]
C000172558 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[20]
C000172558 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[20]
C000172558 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[20]
C000172558 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[20]
C000172558 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[20]
C000172558 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[20]
C000172558 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[20]
C000172558 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[20]
C000172558 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[20]
C000172558 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[20]
C000172558 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[20]
C000172558 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[20]
C000172559 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[21]
C000172559 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[21]
C000172559 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[21]
C000172559 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[21]
C000172559 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[21]
C000172559 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[21]
C000172559 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[21]
C000172559 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[21]
C000172559 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[21]
C000172559 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[21]
C000172559 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[21]
C000172559 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[21]
C000172559 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[21]
C000172560 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[22]
C000172560 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[22]
C000172560 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[22]
C000172560 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[22]
C000172560 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[22]
C000172560 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[22]
C000172560 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[22]
C000172560 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[22]
C000172560 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[22]
C000172560 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[22]
C000172560 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[22]
C000172560 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[22]
C000172560 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[22]
C000172561 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[23]
C000172561 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[23]
C000172561 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[23]
C000172561 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[23]
C000172561 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[23]
C000172561 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[23]
C000172561 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[23]
C000172561 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[23]
C000172561 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[23]
C000172561 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[23]
C000172561 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[23]
C000172561 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[23]
C000172561 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[23]
C000172562 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[24]
C000172562 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[24]
C000172562 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[24]
C000172562 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[24]
C000172562 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[24]
C000172562 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[24]
C000172562 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[24]
C000172562 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[24]
C000172562 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[24]
C000172562 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[24]
C000172562 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[24]
C000172562 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[24]
C000172562 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[24]
C000172563 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[25]
C000172563 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[25]
C000172563 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[25]
C000172563 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[25]
C000172563 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[25]
C000172563 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[25]
C000172563 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[25]
C000172563 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[25]
C000172563 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[25]
C000172563 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[25]
C000172563 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[25]
C000172563 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[25]
C000172563 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[25]
C000185815 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[26]
C000185815 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[26]
C000185815 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[26]
C000185815 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[26]
C000185815 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[26]
C000185815 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[26]
C000185815 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[26]
C000185815 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[26]
C000185815 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[26]
C000185815 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[26]
C000185815 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[26]
C000185815 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[26]
C000185815 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[26]
C000172564 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[27]
C000172564 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[27]
C000172564 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[27]
C000172564 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[27]
C000172564 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[27]
C000172564 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[27]
C000172564 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[27]
C000172564 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[27]
C000172564 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[27]
C000172564 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[27]
C000172564 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[27]
C000172564 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[27]
C000172564 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[27]
C000172566 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000172566 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000172566 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000172566 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000172566 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[28]
C000172567 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000172567 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000172567 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000172567 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000172567 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[29]
C000172568 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000172568 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000172568 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000172568 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000172568 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[30]
C000172569 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000172569 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000172569 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000172569 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000172569 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[31]
C000185817 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185817 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000185817 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000185817 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000185817 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[32]
C000172565 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000172565 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000172565 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000172565 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000172565 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[33]
C000172570 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[34]
C000172570 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[34],[35]
C000172570 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.10%	[34]
C000172570 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[34]
C000172570 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[34]
C000172570 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[34]
C000172570 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[34]
C000172570 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[34]
C000172570 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[34]
C000172570 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[34]
C000172570 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[34]
C000172570 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[34]
C000172570 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[34]
C000172571 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[36]
C000172571 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[36],[37]
C000172571 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.10%	[36]
C000172571 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[36]
C000172571 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[36]
C000172571 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[36]
C000172571 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[36]
C000172571 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[36]
C000172571 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[36]
C000172571 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[36]
C000172571 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[36]
C000172571 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[36]
C000172571 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[36]
C000172572 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[38]
C000172572 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[38],[39]
C000172572 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.10%	[38]
C000172572 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[38]
C000172572 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[38]
C000172572 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[38]
C000172572 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[38]
C000172572 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[38]
C000172572 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[38]
C000172572 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[38]
C000172572 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[38]
C000172572 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[38]
C000172572 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[38]
C000172573 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[40]
C000172573 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[40],[41]
C000172573 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.10%	[40]
C000172573 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[40]
C000172573 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[40]
C000172573 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[40]
C000172573 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[40]
C000172573 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[40]
C000172573 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[40]
C000172573 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[40]
C000172573 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[40]
C000172573 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[40]
C000172573 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[40]
C000172574 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[42]
C000172574 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[42],[43]
C000172574 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.10%	[42]
C000172574 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[42]
C000172574 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[42]
C000172574 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[42]
C000172574 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[42]
C000172574 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[42]
C000172574 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[42]
C000172574 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[42]
C000172574 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[42]
C000172574 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[42]
C000172574 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[42]
C000172575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[44]
C000172575 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[44],[45]
C000172575 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.10%	[44]
C000172575 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[44]
C000172575 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[44]
C000172575 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[44]
C000172575 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[44]
C000172575 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[44]
C000172575 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[44]
C000172575 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[44]
C000172575 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[44]
C000172575 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[44]
C000172575 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[44]
C000172576 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[46]
C000172576 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[46],[47]
C000172576 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.10%	[46]
C000172576 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[46]
C000172576 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[46]
C000172576 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[46]
C000172576 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[46]
C000172576 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[46]
C000172576 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[46]
C000172576 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[46]
C000172576 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[46]
C000172576 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[46]
C000172576 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[46]
C000185819 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[48]
C000185819 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[48],[49]
C000185819 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.10%	[48]
C000185819 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[48]
C000185819 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[48]
C000185819 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[48]
C000185819 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[48]
C000185819 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[48]
C000185819 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[48]
C000185819 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[48]
C000185819 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[48]
C000185819 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[48]
C000185819 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[48]
C000172577 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[50]
C000172577 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[50],[51]
C000172577 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.10%	[50]
C000172577 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[50]
C000172577 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[50]
C000172577 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[50]
C000172577 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[50]
C000172577 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[50]
C000172577 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[50]
C000172577 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[50]
C000172577 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[50]
C000172577 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[50]
C000172577 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[50]
C000172578 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[52]
C000172578 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%	[52],[53]
C000172578 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[52]
C000172578 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[52]
C000172578 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[52]
C000172578 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[52]
C000172578 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[52]
C000172578 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[52]
C000172578 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[52]
C000172578 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[52]
C000172578 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[52]
C000172578 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[52]
C000172578 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[52]
C000172579 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[54]
C000172579 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%	[54],[55]
C000172579 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[54]
C000172579 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[54]
C000172579 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[54]
C000172579 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[54]
C000172579 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[54]
C000172579 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[54]
C000172579 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[54]
C000172579 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[54]
C000172579 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[54]
C000172579 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[54]
C000172579 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[54]
C000172580 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[56]
C000172580 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%	[56],[57]
C000172580 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[56]
C000172580 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[56]
C000172580 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[56]
C000172580 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[56]
C000172580 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[56]
C000172580 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[56]
C000172580 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[56]
C000172580 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[56]
C000172580 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[56]
C000172580 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[56]
C000172580 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[56]
C000172581 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[58]
C000172581 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%	[58],[59]
C000172581 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[58]
C000172581 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[58]
C000172581 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[58]
C000172581 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[58]
C000172581 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[58]
C000172581 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[58]
C000172581 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[58]
C000172581 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[58]
C000172581 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[58]
C000172581 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[58]
C000172581 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[58]
C000172582 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[60]
C000172582 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%	[60],[61]
C000172582 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[60]
C000172582 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[60]
C000172582 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[60]
C000172582 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[60]
C000172582 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[60]
C000172582 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[60]
C000172582 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[60]
C000172582 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[60]
C000172582 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[60]
C000172582 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[60]
C000172582 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[60]
C000172583 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[62]
C000172583 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%	[62],[63]
C000172583 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[62]
C000172583 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[62]
C000172583 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[62]
C000172583 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[62]
C000172583 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[62]
C000172583 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[62]
C000172583 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[62]
C000172583 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[62]
C000172583 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[62]
C000172583 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[62]
C000172583 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[62]
C000172584 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[64]
C000172584 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%	[64],[65]
C000172584 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[64]
C000172584 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[64]
C000172584 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[64]
C000172584 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[64]
C000172584 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[64]
C000172584 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[64]
C000172584 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[64]
C000172584 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[64]
C000172584 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[64]
C000172584 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[64]
C000172584 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[64]
C000185821 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[66]
C000185821 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%	[66],[67]
C000185821 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[66]
C000185821 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[66]
C000185821 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[66]
C000185821 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[66]
C000185821 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[66]
C000185821 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[66]
C000185821 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[66]
C000185821 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[66]
C000185821 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[66]
C000185821 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[66]
C000185821 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[66]
C000172585 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[68]
C000172585 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%	[68],[69]
C000172585 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[68]
C000172585 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[68]
C000172585 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[68]
C000172585 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[68]
C000172585 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[68]
C000172585 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[68]
C000172585 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[68]
C000172585 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[68]
C000172585 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[68]
C000172585 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[68]
C000172585 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[68]
C000172602 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[70]
C000172602 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[70],[71]
C000172602 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[70]
C000172602 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[70]
C000172602 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[70]
C000172602 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[70]
C000172602 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[70]
C000172602 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[70]
C000172602 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[70]
C000172602 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[70]
C000172602 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[70]
C000172602 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[70]
C000172602 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[70]
C000172603 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[72]
C000172603 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[72],[73]
C000172603 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[72]
C000172603 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[72]
C000172603 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[72]
C000172603 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[72]
C000172603 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[72]
C000172603 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[72]
C000172603 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[72]
C000172603 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[72]
C000172603 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[72]
C000172603 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[72]
C000172603 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[72]
C000172604 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[74]
C000172604 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[74],[75]
C000172604 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[74]
C000172604 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[74]
C000172604 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[74]
C000172604 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[74]
C000172604 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[74]
C000172604 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[74]
C000172604 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[74]
C000172604 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[74]
C000172604 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[74]
C000172604 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[74]
C000172604 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[74]
C000172605 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[76]
C000172605 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[76],[77]
C000172605 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[76]
C000172605 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[76]
C000172605 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[76]
C000172605 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[76]
C000172605 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[76]
C000172605 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[76]
C000172605 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[76]
C000172605 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[76]
C000172605 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[76]
C000172605 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[76]
C000172605 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[76]
C000172606 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[78]
C000172606 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[78],[79]
C000172606 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[78]
C000172606 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[78]
C000172606 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[78]
C000172606 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[78]
C000172606 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[78]
C000172606 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[78]
C000172606 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[78]
C000172606 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[78]
C000172606 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[78]
C000172606 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[78]
C000172606 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[78]
C000172607 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[80]
C000172607 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[80],[81]
C000172607 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[80]
C000172607 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[80]
C000172607 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[80]
C000172607 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[80]
C000172607 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[80]
C000172607 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[80]
C000172607 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[80]
C000172607 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[80]
C000172607 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[80]
C000172607 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[80]
C000172607 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[80]
C000172608 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[82]
C000172608 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[82],[83]
C000172608 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[82]
C000172608 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[82]
C000172608 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[82]
C000172608 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[82]
C000172608 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[82]
C000172608 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[82]
C000172608 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[82]
C000172608 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[82]
C000172608 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[82]
C000172608 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[82]
C000172608 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[82]
C000185827 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[84]
C000185827 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[84],[85]
C000185827 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[84]
C000185827 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[84]
C000185827 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[84]
C000185827 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[84]
C000185827 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[84]
C000185827 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[84]
C000185827 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[84]
C000185827 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[84]
C000185827 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[84]
C000185827 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[84]
C000185827 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[84]
C000172609 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[86]
C000172609 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[86],[87]
C000172609 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[86]
C000172609 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[86]
C000172609 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[86]
C000172609 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[86]
C000172609 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[86]
C000172609 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[86]
C000172609 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[86]
C000172609 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[86]
C000172609 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[86]
C000172609 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[86]
C000172609 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[86]
C000172610 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[88]
C000172610 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[88]
C000172610 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[88]
C000172610 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[88]
C000172610 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[88]
C000172610 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%	[88]
C000172610 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[88]
C000172610 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[88]
C000172610 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[88]
C000172610 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[88]
C000172610 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[88]
C000172610 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[88]
C000172610 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[88]
C000172611 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[89]
C000172611 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[89]
C000172611 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[89]
C000172611 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[89]
C000172611 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[89]
C000172611 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%	[89]
C000172611 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[89]
C000172611 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[89]
C000172611 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[89]
C000172611 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[89]
C000172611 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[89]
C000172611 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[89]
C000172611 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[89]
C000172612 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[90]
C000172612 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[90]
C000172612 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[90]
C000172612 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[90]
C000172612 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[90]
C000172612 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%	[90]
C000172612 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[90]
C000172612 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[90]
C000172612 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[90]
C000172612 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[90]
C000172612 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[90]
C000172612 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[90]
C000172612 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[90]
C000172613 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[91]
C000172613 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[91]
C000172613 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[91]
C000172613 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[91]
C000172613 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[91]
C000172613 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%	[91]
C000172613 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[91]
C000172613 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[91]
C000172613 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[91]
C000172613 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[91]
C000172613 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[91]
C000172613 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[91]
C000172613 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[91]
C000172614 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[92]
C000172614 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[92]
C000172614 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[92]
C000172614 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[92]
C000172614 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[92]
C000172614 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%	[92]
C000172614 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[92]
C000172614 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[92]
C000172614 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[92]
C000172614 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[92]
C000172614 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[92]
C000172614 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[92]
C000172614 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[92]
C000172615 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[93]
C000172615 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[93]
C000172615 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[93]
C000172615 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[93]
C000172615 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[93]
C000172615 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%	[93]
C000172615 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[93]
C000172615 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[93]
C000172615 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[93]
C000172615 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[93]
C000172615 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[93]
C000172615 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[93]
C000172615 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[93]
C000172616 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[94]
C000172616 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[94]
C000172616 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[94]
C000172616 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[94]
C000172616 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[94]
C000172616 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%	[94]
C000172616 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[94]
C000172616 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[94]
C000172616 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[94]
C000172616 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[94]
C000172616 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[94]
C000172616 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[94]
C000172616 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[94]
C000185829 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[95]
C000185829 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[95]
C000185829 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[95]
C000185829 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[95]
C000185829 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[95]
C000185829 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%	[95]
C000185829 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[95]
C000185829 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[95]
C000185829 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[95]
C000185829 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[95]
C000185829 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[95]
C000185829 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[95]
C000185829 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[95]
C000172617 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[96]
C000172617 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[96]
C000172617 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[96]
C000172617 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[96]
C000172617 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[96]
C000172617 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%	[96]
C000172617 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[96]
C000172617 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[96]
C000172617 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[96]
C000172617 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[96]
C000172617 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[96]
C000172617 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[96]
C000172617 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[96]
C000172618 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[97]
C000172618 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[97]
C000172618 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[97]
C000172618 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[97]
C000172618 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[97]
C000172618 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%	[97]
C000172618 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[97]
C000172618 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%	[97]
C000172618 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[97]
C000172618 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[97]
C000172618 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[97]
C000172618 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[97]
C000172618 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[97]
C000172619 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[98]
C000172619 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[98]
C000172619 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[98]
C000172619 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[98]
C000172619 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[98]
C000172619 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%	[98]
C000172619 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[98]
C000172619 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%	[98]
C000172619 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[98]
C000172619 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[98]
C000172619 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[98]
C000172619 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[98]
C000172619 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[98]
C000172620 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[99]
C000172620 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[99]
C000172620 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[99]
C000172620 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[99]
C000172620 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[99]
C000172620 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%	[99]
C000172620 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[99]
C000172620 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%	[99]
C000172620 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[99]
C000172620 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[99]
C000172620 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[99]
C000172620 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[99]
C000172620 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[99]
C000172621 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[100]
C000172621 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[100]
C000172621 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[100]
C000172621 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[100]
C000172621 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[100]
C000172621 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%	[100]
C000172621 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[100]
C000172621 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%	[100]
C000172621 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[100]
C000172621 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[100]
C000172621 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[100]
C000172621 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[100]
C000172621 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[100]
C000172622 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[101]
C000172622 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[101]
C000172622 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[101]
C000172622 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[101]
C000172622 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[101]
C000172622 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%	[101]
C000172622 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[101]
C000172622 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%	[101]
C000172622 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[101]
C000172622 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[101]
C000172622 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[101]
C000172622 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[101]
C000172622 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[101]
C000172623 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[102]
C000172623 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[102]
C000172623 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[102]
C000172623 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[102]
C000172623 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[102]
C000172623 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%	[102]
C000172623 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[102]
C000172623 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%	[102]
C000172623 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[102]
C000172623 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[102]
C000172623 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[102]
C000172623 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[102]
C000172623 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[102]
C000172624 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[103]
C000172624 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[103]
C000172624 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[103]
C000172624 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[103]
C000172624 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[103]
C000172624 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%	[103]
C000172624 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[103]
C000172624 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%	[103]
C000172624 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[103]
C000172624 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[103]
C000172624 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[103]
C000172624 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[103]
C000172624 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[103]
C000185831 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[104]
C000185831 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[104]
C000185831 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[104]
C000185831 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[104]
C000185831 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[104]
C000185831 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%	[104]
C000185831 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[104]
C000185831 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%	[104]
C000185831 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[104]
C000185831 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[104]
C000185831 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[104]
C000185831 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[104]
C000185831 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[104]
C000172625 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[105]
C000172625 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[105]
C000172625 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[105]
C000172625 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[105]
C000172625 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[105]
C000172625 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%	[105]
C000172625 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[105]
C000172625 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%	[105]
C000172625 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[105]
C000172625 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[105]
C000172625 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[105]
C000172625 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[105]
C000172625 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[105]
C000218469 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[106]
C000218469 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[106]
C000218469 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[106]
C000218469 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[106]
C000218469 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[106]
C000218469 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[106]
C000218469 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[106]
C000218469 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[106]
C000218469 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[106]
C000218469 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[106]
C000218469 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[106]
C000218469 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[106]
C000218469 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[106]
C000218471 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[107]
C000218471 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[107]
C000218471 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[107]
C000218471 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[107]
C000218471 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[107]
C000218471 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[107]
C000218471 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[107]
C000218471 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[107]
C000218471 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[107]
C000218471 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[107]
C000218471 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[107]
C000218471 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[107]
C000218471 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[107]
C000218472 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[108]
C000218472 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[108]
C000218472 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[108]
C000218472 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[108]
C000218472 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[108]
C000218472 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[108]
C000218472 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[108]
C000218472 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[108]
C000218472 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[108]
C000218472 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[108]
C000218472 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[108]
C000218472 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[108]
C000218472 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[108]
C000218467 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[109]
C000218467 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[109]
C000218467 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[109]
C000218467 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[109]
C000218467 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[109]
C000218467 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[109]
C000218467 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[109]
C000218467 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[109]
C000218467 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[109]
C000218467 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[109]
C000218467 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[109]
C000218467 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[109]
C000218467 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[109]
C000218470 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[110]
C000218470 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[110]
C000218470 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[110]
C000218470 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[110]
C000218470 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[110]
C000218470 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[110]
C000218470 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[110]
C000218470 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[110]
C000218470 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[110]
C000218470 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[110]
C000218470 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[110]
C000218470 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[110]
C000218470 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[110]
C000218468 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[111]
C000218468 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[111]
C000218468 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[111]
C000218468 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[111]
C000218468 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[111]
C000218468 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[111]
C000218468 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[111]
C000218468 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[111]
C000218468 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[111]
C000218468 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[111]
C000218468 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[111]
C000218468 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[111]
C000218468 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[111]
C000230639 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230639 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230639 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000230639 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%	[112]
C000230639 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000230639 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000230639 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000230639 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000230641 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230641 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230641 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000230641 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%	[113]
C000230641 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000230641 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000230641 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000230641 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000230640 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230640 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230640 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000230640 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%	[114]
C000230640 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000230640 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000230640 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000230640 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000230642 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230642 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230642 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000230642 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%	[115]
C000230642 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000230642 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000230642 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000230642 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000230638 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230638 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230638 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000230638 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%	[116]
C000230638 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000230638 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000230638 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000230638 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000230637 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230637 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230637 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000230637 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%	[117]
C000230637 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000230637 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000230637 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000230637 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000230636 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230636 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230636 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000230636 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%	[118]
C000230636 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000230636 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000230636 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000230636 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000236150 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[119]
C000236150 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[119],[120]
C000236150 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.70%	[119]
C000236150 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[119]
C000236150 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[119]
C000236150 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[119]
C000236150 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[119]
C000236150 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[119]
C000236150 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[119]
C000236150 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[119]
C000236150 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[119]
C000236150 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[119]
C000236150 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[119]
C000236151 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[121]
C000236151 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[121],[122]
C000236151 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.70%	[121]
C000236151 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[121]
C000236151 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[121]
C000236151 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[121]
C000236151 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[121]
C000236151 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[121]
C000236151 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[121]
C000236151 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[121]
C000236151 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[121]
C000236151 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[121]
C000236151 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[121]
C000236152 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[123]
C000236152 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[123],[124]
C000236152 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.70%	[123]
C000236152 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[123]
C000236152 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[123]
C000236152 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[123]
C000236152 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[123]
C000236152 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[123]
C000236152 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[123]
C000236152 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[123]
C000236152 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[123]
C000236152 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[123]
C000236152 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[123]
C000236149 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[125]
C000236149 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[125],[126]
C000236149 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.70%	[125]
C000236149 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[125]
C000236149 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[125]
C000236149 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[125]
C000236149 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[125]
C000236149 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[125]
C000236149 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[125]
C000236149 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[125]
C000236149 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[125]
C000236149 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[125]
C000236149 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[125]
C000236148 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[127]
C000236148 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[127],[128]
C000236148 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.70%	[127]
C000236148 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[127]
C000236148 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[127]
C000236148 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[127]
C000236148 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[127]
C000236148 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[127]
C000236148 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[127]
C000236148 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[127]
C000236148 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[127]
C000236148 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[127]
C000236148 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[127]
C000230693 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[129]
C000230693 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[129],[130]
C000230693 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.70%	[129]
C000230693 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[129]
C000230693 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[129]
C000230693 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[129]
C000230693 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[129]
C000230693 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[129]
C000230693 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[129]
C000230693 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[129]
C000230693 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[129]
C000230693 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[129]
C000230693 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[129]
C000247960 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[131]
C000247960 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[131],[132]
C000247960 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[131]
C000247960 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[131]
C000247960 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[131]
C000247960 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[131]
C000247960 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.50%	[131]
C000247960 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[131]
C000247960 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[131]
C000247960 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[131]
C000247960 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[131]
C000247960 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[131]
C000247960 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[131]
C000247961 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[133]
C000247961 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[133],[134]
C000247961 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[133]
C000247961 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[133]
C000247961 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[133]
C000247961 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[133]
C000247961 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.50%	[133]
C000247961 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[133]
C000247961 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[133]
C000247961 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[133]
C000247961 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[133]
C000247961 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[133]
C000247961 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[133]
C000236224 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[135]
C000236224 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[135],[136]
C000236224 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[135]
C000236224 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[135]
C000236224 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[135]
C000236224 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[135]
C000236224 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.50%	[135]
C000236224 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[135]
C000236224 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[135]
C000236224 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[135]
C000236224 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[135]
C000236224 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[135]
C000236224 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[135]
C000247962 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[137]
C000247962 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[137],[138]
C000247962 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[137]
C000247962 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[137]
C000247962 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[137]
C000247962 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[137]
C000247962 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.50%	[137]
C000247962 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[137]
C000247962 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[137]
C000247962 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[137]
C000247962 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[137]
C000247962 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[137]
C000247962 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[137]
C000247959 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[139]
C000247959 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[139],[140]
C000247959 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[139]
C000247959 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[139]
C000247959 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[139]
C000247959 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[139]
C000247959 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.50%	[139]
C000247959 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[139]
C000247959 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[139]
C000247959 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[139]
C000247959 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[139]
C000247959 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[139]
C000247959 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[139]
C000247958 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[141]
C000247958 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[141],[142]
C000247958 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[141]
C000247958 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[141]
C000247958 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[141]
C000247958 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[141]
C000247958 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.50%	[141]
C000247958 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[141]
C000247958 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[141]
C000247958 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[141]
C000247958 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[141]
C000247958 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[141]
C000247958 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[141]
C000236223 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[143]
C000236223 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[143],[144]
C000236223 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[143]
C000236223 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[143]
C000236223 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[143]
C000236223 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[143]
C000236223 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.50%	[143]
C000236223 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[143]
C000236223 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[143]
C000236223 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[143]
C000236223 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[143]
C000236223 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[143]
C000236223 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[143]
C000244676 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000244676 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000244676 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000244676 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[145]
C000244676 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000244676 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000244676 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000244677 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000244677 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000244677 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000244677 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[146]
C000244677 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000244677 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000244677 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%

[1]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[2]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[3]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[4]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[5]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[6]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[7]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[8]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[9]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[10]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[11]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[12]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[13]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[14]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[15]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[16]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[17]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[18]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[19]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[20]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[21]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[22]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[23]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[24]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[25]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[26]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[27]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[28]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[29]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[30]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[31]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[32]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[33]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[34]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[35]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[36]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[37]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[38]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[39]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[40]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[41]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[42]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[43]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[44]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[45]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[46]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[47]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[48]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[49]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[50]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[51]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[52]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[53]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[54]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[55]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[56]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[57]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[58]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[59]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[60]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[61]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[62]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[63]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[64]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[65]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[66]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[67]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[68]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[69]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[70]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[71]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[72]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[73]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[74]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[75]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[76]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[77]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[78]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[79]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[80]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[81]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[82]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[83]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[84]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[85]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[86]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[87]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[88]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[89]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[90]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[91]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[92]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[93]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[94]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[95]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[96]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[97]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[98]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[99]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[100]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[101]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[102]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[103]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[104]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[105]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[106]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[107]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[108]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[109]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[110]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[111]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[112]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[113]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[114]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[115]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[116]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[117]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[118]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[119]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[120]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[121]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[122]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[123]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[124]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[125]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[126]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other
[127]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[128]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[129]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[130]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[131]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[132]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[133]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[134]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[135]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[136]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[137]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[138]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[139]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[140]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[141]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[142]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[143]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[144]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[145]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[146]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.